Vanguard Total World Bond ETF Investment Strategy - ETF Prospectus [Member] - Vanguard Total World Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund indirectly invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment-grade U.S. bonds and investment-grade bonds denominated in currencies other than the U.S. dollar. The Fund is a fund of funds that seeks to track the performance of the Bloomberg Global Aggregate Float Adjusted Composite Index (the “Target Index”), a custom, USD-hedged index that seeks to track the market-capitalized weights of the global investment-grade bond market. The Target Index is comprised of the Bloomberg U.S. Aggregate Float Adjusted Index and the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (each, an “Underlying Index” and collectively, the “Underlying Indexes”).As a fund of funds, the Fund does not invest directly in the bonds that make up the Target Index. Rather, the Fund seeks to track the performance of the Target Index by investing all, or substantially all, of its assets in the ETF share classes of two Vanguard bond index funds (the “Underlying Funds”). Each Underlying Fund seeks to track the performance of one of the two Underlying Indexes, which together comprise the Target Index. The Underlying Funds’ bond holdings include a diversified mix of investment-grade U.S. and non-U.S. government, corporate, and securitized bonds across yield curves and credit risks of multiple countries.The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.